Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information
Schedule of revenue by major customer pecentage
	Year ended December 31,
	2012	2013	2014
Customer A - Drilling segment	-	-	12%
Customer B - Drilling segment	38%	26%	15%
Customer C - Drilling segment	14%	-	-
Customer D - Drilling segment	-	-	12%
Customer E - Drilling segment	-	11%	10%
Customer F - Drilling segment	-	14%	25%